SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
19.	SEGMENT REPORTING

The Company has only one single operating segment. The Company’s revenue and long-lived assets are primarily derived from and located in the PRC. The Company has only minimal operations in Japan and other countries.

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Revenues:
PRC	4,441,580	7,898,805	14,444,636	2,295,022
Non-PRC	6,196	16,269	56,150	8,921

	4,447,776	7,915,074	14,500,786	2,303,943

The following table sets forth long-lived assets by geographic area:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	1,785,511	5,497,068	873,396
Non-PRC	45,872	180,321	28,650

	1,831,383	5,677,389	902,046